Pensions and other postretirement benefits (Details 9) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012
Pensions [Member]
Estimated future benefit payments [Line Items]
2013	983
2014	1,007
2015	1,029
2016	1,052
2017	1,067
Years 2018 to 2022	5,449
Other postretirement benefits [Member]
Estimated future benefit payments [Line Items]
2013	17
2014	18
2015	18
2016	19
2017	19
Years 2018 to 2022	95